UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22095

Morgan Stanley Global Long/Short Fund P

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1.	Proxy Voting Record.

The Registrant invests substantially all of its assets in Morgan Stanley Global Long/Short Fund A (CIK 0001406731, Investment Company Act File number 811-22094, the “Master Fund”). For the twelve-month period ended June 30, 2010 the Master Fund did not solicit any vote, proxy, or consent which required any of its investors, including the Registrant, to take any action. If interested in the proxy voting record of the Master Fund, please see the Master Fund’s Form N-PX, filed with the Securities and Exchange Commission on August 27, 2010.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY GLOBAL LONG/SHORT FUND P

By:	/s/ RANDY TAKIAN
Name:	Randy Takian
Title:	Principal Executive Officer

Date:	August 27, 2010